FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06378

                       TEMPLETON DEVELOPING MARKETS TRUST
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                    ------------
Date of fiscal year end:  12/31
                         -------

Date of reporting period: 9/30/07
                         ---------


ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 95.2%
          COMMON STOCKS AND RIGHTS 83.9%
          AUSTRIA 1.0%
          OMV AG ...................................         Oil, Gas & Consumable Fuels                    912,734  $   60,956,267
                                                                                                                     ---------------
          BRAZIL 2.6%
          AES Tiete SA .............................   Independent Power Producers & Energy Traders     483,815,293      17,565,688
          Companhia de Bebidas das Americas
            (AmBev) ................................                     Beverages                           99,097       7,082,219
          Localiza Rent a Car SA ...................                    Road & Rail                         173,870       1,773,796
      a,b Marfrig Frigorificos e Comercio De
            Alimentos SA, 144A .....................             Food & Staples Retailing                 1,909,414      19,792,071
          Natura Cosmeticos SA .....................                 Personal Products                    5,458,951      65,519,325
          Souza Cruz SA ............................                      Tobacco                         2,046,725      53,150,087
                                                                                                                     ---------------
                                                                                                                        164,883,186
                                                                                                                     ---------------
          CHINA 23.0%
          Air China Ltd., H ........................                     Airlines                        21,961,000      31,354,900
        b Aluminum Corp. of China Ltd., H, 144A ....                  Metals & Mining                     6,154,000      17,691,528
          Aluminum Corp. of China Ltd., H ..........                  Metals & Mining                    90,416,675     259,929,987
          Bank of China Ltd., H ....................                 Commercial Banks                   221,334,000     118,432,742
          Beijing Capital Land Ltd., H .............       Real Estate Management & Development          13,496,000      12,116,880
        a China Coal Energy Co., H .................            Oil, Gas & Consumable Fuels              13,452,000      39,969,541
          China Construction Bank Corp., H .........                 Commercial Banks                    34,472,000      31,437,141
          China International Marine Containers
            (Group) Co. Ltd., B ....................                     Machinery                        4,813,484      10,339,662
        a China Molybdenum Co. Ltd., H .............                  Metals & Mining                     3,194,000       7,033,460
          China Netcom Group Corp. (Hong Kong)
            Ltd. ...................................      Diversified Telecommunication Services          3,406,500       9,113,854
          China Petroleum and Chemical Corp.,
            H ......................................            Oil, Gas & Consumable Fuels             169,534,710     211,742,571
          China Shenhua Energy Co. Ltd., H .........            Oil, Gas & Consumable Fuels               3,188,000      19,149,856
          China Shipping Container Lines Co.
            Ltd., H ................................                      Marine                         18,116,300      14,051,321
          China Telecom Corp. Ltd., H ..............      Diversified Telecommunication Services        144,044,606     108,573,776
          China Unicom Ltd. ........................        Wireless Telecommunication Services           3,728,000       7,710,673
          CNOOC Ltd. ...............................            Oil, Gas & Consumable Fuels              51,202,307      86,012,789
          Denway Motors Ltd. .......................                    Automobiles                      86,319,474      50,074,389
          Dongfeng Motor Corp., H ..................                    Automobiles                      11,100,000       9,751,558
          Hopson Development Holdings Ltd. .........       Real Estate Management & Development           4,312,000      14,365,106
          Huaneng Power International Inc., H ......   Independent Power Producers & Energy Traders      39,590,000      54,691,535
          Nine Dragons Paper Holdings Ltd. .........              Paper & Forest Products                 5,946,000      18,584,954
          PetroChina Co. Ltd., H ...................            Oil, Gas & Consumable Fuels             133,798,902     253,676,570
          Shanghai Industrial Holdings Ltd. ........             Industrial Conglomerates                 7,390,136      36,882,001
          Travelsky Technology Ltd., H .............                    IT Services                       4,345,000       4,655,487
          Yanzhou Coal Mining Co. Ltd., H ..........            Oil, Gas & Consumable Fuels               6,624,000      13,632,347
                                                                                                                     ---------------
                                                                                                                      1,440,974,628
                                                                                                                     ---------------
          HONG KONG 0.4%
          Dairy Farm International Holdings Ltd. ...          Food & Staples Retailing                    3,016,262      14,176,431
          Hopewell Holdings Ltd. ...................       Transportation Infrastructure                  2,298,374      10,967,937
                                                                                                                     ---------------
                                                                                                                         25,144,368
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          HUNGARY 3.0%
          Magyar Telekom PLC .......................      Diversified Telecommunication Services          7,489,834  $   41,708,312
          MOL Hungarian Oil and Gas Nyrt. ..........           Oil, Gas & Consumable Fuels                  569,174      92,175,237
          OTP Bank Ltd. ............................                 Commercial Banks                     1,053,927      57,222,334
                                                                                                                     ---------------
                                                                                                                        191,105,883
                                                                                                                     ---------------
          INDIA 2.8%
          Ashok Leyland Ltd. .......................                    Machinery                        11,106,855      12,798,368
          Gail India Ltd. ..........................                  Gas Utilities                       2,374,840      22,679,542
          Hindalco Industries Ltd. .................                 Metals & Mining                      4,509,127      19,555,467
        c Hindustan Unilever Ltd. ..................                Household Products                    1,687,000       9,330,395
          Maruti Suzuki India Ltd. .................                   Automobiles                          112,000       2,822,733
          National Aluminium Co. Ltd. ..............                 Metals & Mining                      1,738,415      13,224,402
          Oil & Natural Gas Corp. Ltd. .............           Oil, Gas & Consumable Fuels                2,333,290      56,355,484
          Sesa Goa Ltd. ............................                 Metals & Mining                         44,900       2,857,762
          Shipping Corp. of India Ltd. .............                      Marine                            215,415       1,203,087
          Tata Consultancy Services Ltd. ...........                   IT Services                        1,255,853      33,462,498
                                                                                                                     ---------------
                                                                                                                        174,289,738
                                                                                                                     ---------------
          ISRAEL 0.1%
        a Taro Pharmaceutical Industries Ltd. ......                 Pharmaceuticals                      1,178,156       8,953,986
                                                                                                                     ---------------
          MEXICO 4.2%
          America Movil SAB de CV, L, ADR ..........        Wireless Telecommunication Services           1,952,772     124,977,408
          Grupo Modelo SAB de CV, C ................                    Beverages                         2,245,837      10,779,278
          Grupo Televisa SA ........................                      Media                           5,672,609      27,252,586
          Kimberly Clark de Mexico SAB de CV,
            A ......................................                Household Products                   14,340,427      65,289,536
          Telefonos de Mexico SAB de CV (Telmex),
            L, ADR .................................      Diversified Telecommunication Services          1,018,840      33,489,271
                                                                                                                     ---------------
                                                                                                                        261,788,079
                                                                                                                     ---------------
          PAKISTAN 0.7%
          MCB Bank Ltd. ............................                 Commercial Banks                     2,161,000      11,859,147
          Pakistan Telecommunications Corp., A .....      Diversified Telecommunication Services         35,083,519      30,354,066
                                                                                                                     ---------------
                                                                                                                         42,213,213
                                                                                                                     ---------------
          PANAMA 0.0% d
          Banco Latinoamericano de Exportaciones
            SA, E ..................................                 Commercial Banks                        62,635       1,138,704
                                                                                                                     ---------------
          PHILIPPINES 0.5%
          San Miguel Corp., B ......................                    Beverages                        20,996,836      29,033,236
                                                                                                                     ---------------
          POLAND 0.6%
        a Polski Koncern Naftowy Orlen SA ..........           Oil, Gas & Consumable Fuels                1,852,728      38,897,091
                                                                                                                     ---------------
          RUSSIA 8.8%
          Bank of Moscow ...........................                 Commercial Banks                        91,075       4,388,086
          Gazprom OAO ..............................           Oil, Gas & Consumable Fuels                3,119,000      34,402,570


4 | Quarterly Statement of Investments

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          RUSSIA (CONTINUED)
          Gazprom OAO, ADR .........................           Oil, Gas & Consumable Fuels                1,150,836  $   50,751,868
          LUKOIL, ADR ..............................           Oil, Gas & Consumable Fuels                  669,879      55,532,969
          LUKOIL, ADR (London Exchange) ............           Oil, Gas & Consumable Fuels                  259,498      21,538,334
          Mining and Metallurgical Co. Norilsk
            Nickel .................................                 Metals & Mining                        589,073     150,802,688
          OGK-5 ....................................                Electric Utilities                    4,270,431         664,906
          TGC-5 JSC ................................   Independent Power Producers & Energy Traders     140,965,092         159,291
          TNK-BP ...................................           Oil, Gas & Consumable Fuels               22,205,470      45,521,213
      a,c Unified Energy Systems ...................                Electric Utilities                  144,843,000     175,984,245
        a VTB Bank OJSC, GDR .......................                 Commercial Banks                       132,680       1,187,486
      a,b VTB Bank OJSC, GDR, 144A .................                 Commercial Banks                     1,203,845      10,774,413
                                                                                                                     ---------------
                                                                                                                        551,708,069
                                                                                                                     ---------------
          SINGAPORE 0.7%
          ComfortDelGro Corp. Ltd. .................                   Road & Rail                       12,532,586      16,364,822
          Fraser and Neave Ltd. ....................             Industrial Conglomerates                 7,318,071      28,076,331
                                                                                                                     ---------------
                                                                                                                         44,441,153
                                                                                                                     ---------------
          SOUTH AFRICA 8.0%
        a Aspen Pharmacare Holdings Ltd. ...........                 Pharmaceuticals                      3,082,406      14,996,287
          Barloworld Ltd. ..........................             Industrial Conglomerates                   519,515       9,775,131
          Foschini Ltd. ............................                 Specialty Retail                     5,601,058      42,285,638
          Imperial Holdings Ltd. ...................             Air Freight & Logistics                  2,333,616      43,705,750
          JD Group Ltd. ............................                 Specialty Retail                     5,680,939      48,002,359
          Lewis Group Ltd. .........................                 Specialty Retail                     4,087,428      33,647,488
          Massmart Holdings Ltd. ...................             Food & Staples Retailing                   362,275       4,385,506
          MTN Group Ltd. ...........................       Wireless Telecommunication Services            3,928,384      59,600,472
          Nedbank Group Ltd. .......................                 Commercial Banks                     2,186,136      39,677,235
          Pretoria Portland Cement Co. Ltd. ........              Construction Materials                    847,010       5,878,086
          Remgro Ltd. ..............................          Diversified Financial Services              4,943,597     125,603,164
          Reunert Ltd. .............................        Electronic Equipment & Instruments            1,786,433      17,377,248
          Tiger Brands Ltd. ........................                  Food Products                       1,661,224      43,859,227
          Truworths International Ltd. .............                 Specialty Retail                     3,245,717      14,895,484
                                                                                                                     ---------------
                                                                                                                        503,689,075
                                                                                                                     ---------------
          SOUTH KOREA 7.0%
          GS Holdings Corp. ........................           Oil, Gas & Consumable Fuels                  446,200      25,401,027
          Hana Financial Group Inc. ................                 Commercial Banks                       116,999       5,516,288
          Kangwon Land Inc. ........................          Hotels, Restaurants & Leisure               1,455,974      42,953,778
          Lotte Shopping Co. Ltd. ..................                 Multiline Retail                        12,226       5,209,943
          Samsung Electronics Co. Ltd. .............     Semiconductors & Semiconductor Equipment           137,746      86,542,778
          Shinhan Financial Group Co. Ltd. .........                 Commercial Banks                       865,737      56,568,043
        a SK Energy Co. Ltd. .......................           Oil, Gas & Consumable Fuels                  836,391     146,222,203
          SK Holdings Co. Ltd. .....................             Industrial Conglomerates                   330,179      70,350,639
                                                                                                                     ---------------
                                                                                                                        438,764,699
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          SWEDEN 1.3%
          Oriflame Cosmetics SA, SDR ...............                Personal Products                     1,299,197  $   78,841,866
                                                                                                                     ---------------
          TAIWAN 4.8%
          D-Link Corp. .............................             Communications Equipment                12,996,433      32,257,119
          MediaTek Inc. ............................     Semiconductors & Semiconductor Equipment           923,055      16,631,112
          Novatek Microelectronics Corp. Ltd. ......     Semiconductors & Semiconductor Equipment         9,278,979      40,374,292
          President Chain Store Corp. ..............             Food & Staples Retailing                24,781,164      69,631,768
          Siliconware Precision Industries Co. .....     Semiconductors & Semiconductor Equipment        23,660,377      53,287,504
          Sunplus Technology Co. Ltd. ..............     Semiconductors & Semiconductor Equipment        10,610,244      20,124,838
          Taiwan Semiconductor Manufacturing
            Co. Ltd. ...............................     Semiconductors & Semiconductor Equipment        33,895,421      66,056,344
                                                                                                                     ---------------
                                                                                                                        298,362,977
                                                                                                                     ---------------
          THAILAND 1.8%
          Kasikornbank Public Co. Ltd., fgn. .......                 Commercial Banks                    12,314,087      29,640,034
          Siam Cement Public Co. Ltd., fgn. ........              Construction Materials                  6,187,679      46,937,901
          Siam Commercial Bank Public Co. Ltd.,
            fgn. ...................................                 Commercial Banks                     2,405,061       5,648,648
        b Thai Beverages Co. Ltd., 144A, fgn. ......                    Beverages                        47,075,863       8,396,785
          Thai Beverages Co. Ltd., fgn. ............                    Beverages                       117,146,735      20,895,124
        a True Corp. Public Co. Ltd., fgn., rts.,
            3/28/08 ................................      Diversified Telecommunication Services          2,258,595              --
                                                                                                                     ---------------
                                                                                                                        111,518,492
                                                                                                                     ---------------
          TURKEY 10.1%
          Akbank TAS ...............................                 Commercial Banks                    29,635,863     225,890,588
          Anadolu Efes Biracilik Ve Malt Sanayii
            AS .....................................                    Beverages                         2,116,789      22,097,383
          Arcelik AS, Br. ..........................                Household Durables                    9,088,745      73,794,284
          Tupras-Turkiye Petrol Rafineleri AS ......           Oil, Gas & Consumable Fuels                4,346,246     115,227,732
        a Turk Hava Yollari Anonim Ortakligi .......                     Airlines                         1,355,369      10,555,484
      a,b Turk Hava Yollari Anonim Ortakligi,
            144A ...................................                     Airlines                         5,316,107      41,401,330
          Turkcell Iletisim Hizmetleri AS ..........       Wireless Telecommunication Services            8,892,628      75,148,969
          Turkiye Vakiflar Bankasi T.A.O., D .......                 Commercial Banks                    20,953,165      71,521,988
                                                                                                                     ---------------
                                                                                                                        635,637,758
                                                                                                                     ---------------
          UNITED KINGDOM 2.4%
          Anglo American PLC .......................                 Metals & Mining                      2,233,963     148,383,820
                                                                                                                     ---------------
          UNITED STATES 0.1%
        a CTC Media Inc. ...........................                      Media                             238,023       5,226,985
                                                                                                                     ---------------
          TOTAL COMMON STOCKS AND RIGHTS
            (COST $3,389,115,578) ..................                                                                  5,255,953,273
                                                                                                                     ---------------


6 | Quarterly Statement of Investments

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          DIRECT EQUITY INVESTMENTS (COST $4,447,586) 0.1%
          HONG KONG 0.1%
a,e,f,g,h Mayfair Hanoi, Ltd., 37.5% equity
            owned through HEA Holdings Ltd.,
            a wholly owned investment ..............                   Real Estate                                   $    5,507,295
                                                                                                                     ---------------
          PREFERRED STOCKS 11.2%
          BRAZIL 11.0%
          Banco Bradesco SA, ADR, pfd. .............                 Commercial Banks                     2,274,494      66,801,888
          Companhia Vale do Rio Doce, ADR,
            pfd., A ................................                 Metals & Mining                     11,082,546     315,298,434
          Itausa - Investimentos Itau SA, pfd. .....                 Commercial Banks                     7,171,330      49,491,175
          Petroleo Brasileiro SA, ADR, pfd. ........           Oil, Gas & Consumable Fuels                2,908,038     188,150,058
          Unibanco - Uniao de Bancos Brasileiros
            SA, GDR, pfd. ..........................                Commercial Banks                       508,736       66,924,221
                                                                                                                     ---------------
                                                                                                                        686,665,776
                                                                                                                     ---------------
          CHILE 0.2%
          Embotelladora Andina SA, pfd., A .........                     Beverages                        4,310,682      12,296,212
                                                                                                                     ---------------
          TOTAL PREFERRED STOCKS
            (COST $272,150,804) ....................                                                                    698,961,988
                                                                                                                     ---------------
          TOTAL LONG TERM INVESTMENTS
            (COST $3,665,713,968) ..................                                                                  5,960,422,556
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
          SHORT TERM INVESTMENTS 4.7%
          U.S. GOVERNMENT AND AGENCY SECURITIES 4.7%
        i FFCB, 4/07/08 ............................                                               $     55,000,000  $   53,745,396
        i FHLB,
            11/15/07 - 3/07/08 .....................                                                     77,710,000      76,773,010
            2/15/08 ................................                                                     68,300,000      67,162,874
        i FNMA,
            1/04/08 ................................                                                        767,000         758,125
            2/20/08 ................................                                                    100,000,000      98,274,300
          TOTAL U.S. GOVERNMENT AND AGENCY
            SECURITIES (COST $296,239,387) .........                                                                    296,713,704
                                                                                                                     ---------------
          TOTAL INVESTMENTS
            (COST $3,961,953,355) 99.9% ............                                                                  6,257,136,260
          OTHER ASSETS, LESS LIABILITIES
            0.1% ...................................                                                                      5,509,099
                                                                                                                     ---------------

          NET ASSETS 100.0% ........................                                                                 $6,262,645,359
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GDR  - Global Depository Receipt
SDR  - Swedish Depository Receipt

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2007, the aggregate value of these securities was $98,056,127, representing 1.57% of net assets.

c Security purchased on a when-issued or delayed delivery basis.

d Rounds to less than 0.1% of net assets.

e See Note 5 regarding holdings of 5% voting securities.

f See Note 4 regarding restricted securities.

g Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the value of this security was $5,507,295, representing 0.09% of net assets.

h See Note 6 regarding other considerations.

i The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments.
  | Quarterly Statement of Investments

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................    $ 4,082,536,161
                                                                ================

Unrealized appreciation ....................................    $ 2,266,371,358
Unrealized depreciation ....................................        (91,771,259)
                                                                ----------------
Net unrealized appreciation (depreciation) .................    $ 2,174,600,099
                                                                ================

4. RESTRICTED SECURITIES

At September 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------
                                                           ACQUISITION
SHARES   ISSUER                                               DATE          COST          VALUE
--------------------------------------------------------------------------------------------------
    --   Mayfair Hanoi, Ltd., 37.5% equity owned through
           HEA Holdings Ltd.
           (0.09% OF NET ASSETS) .......................    10/31/96     $ 4,447,586   $ 5,507,295
                                                                                       ===========

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                            NUMBER OF SHARES     VALUE AT                    REALIZED
                              HELD AT BEGINNING     GROSS       GROSS        HELD AT END        END OF      INVESTMENT     CAPITAL
NAME OF ISSUER                   OF PERIOD        ADDITIONS   REDUCTIONS      OF PERIOD         PERIOD        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES a

Mayfair Hanoi Ltd.,
  37.5% equity owned through
  HEA Holdings Ltd.
  (0.09% OF NET ASSETS) ........    --               --          --             --            $ 5,507,295      $ --        $ --
                                                                                              ======================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.


10 | Quarterly Statement of Investments

Templeton Developing Markets Trust

6. OTHER CONSIDERATIONS

Officers, directors or employees of TAML the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No.157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11








ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  November 27, 2007